RECEIVABLES (Details) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Trade and other receivables [abstract]
Accounts receivable	$ 151,362	$ 0
Sales tax receivable	30,705	26,358
Other receivables	0	10,000
Receivables	$ 182,067	$ 36,358